Financial Instruments - Hedging Reserve Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
The amounts included in non-financial costs:	$ (1,035)	$ 801	$ (355)
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period	3,121
Balances at the end of the period	(56)	$ 3,121
Reserve of cash flow hedges | Foreign exchange currency risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments	(689)
The amounts included in non-financial costs:	0
Reserve of cash flow hedges | Foreign exchange currency risk | Other stock
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments	(9,164)
Amounts reclassified to profit an loss	5,631
Reserve of cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments	(30)
Amounts reclassified to profit an loss	0
The amounts included in non-financial costs:	1,062
Reserve of cash flow hedges | Commodity price risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments	0
The amounts included in non-financial costs:	$ 13